CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - PARENT COMPANY CONDENSED STATEMENTS OF CASH FLOWS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss) for the year	$ 65,481,973	$ 8,570,864	$ 3,538,407
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	1,828,868
Changes in operating assets and liabilities:
Prepayments and other current assets	3,111,369	(2,456,342)	(972,276)
NET CASH PROVIDED BY OPERATING ACTIVITIES	87,723,007	8,189,744	7,025,442
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from private placement offering		2,000,000
Proceeds from IPO, net of offering costs of US$7,095,758	43,273,702
NET CASH PROVIDED BY FINANCING ACTIVITIES	47,516,258	4,288,646	243,266
NET INCREASE IN CASH	113,390,192	11,413,339	6,864,255
CASH - beginning of year	19,232,275	7,818,936	954,681
CASH - end of year	132,622,467	19,232,275	7,818,936
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Cash paid for income tax	1,016,958	300,601
Parent Company
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss) for the year	65,510,625	8,570,864	3,538,407
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in subsidiaries, VIEs and VIEs' subsidiaries	(68,117,762)	(8,570,978)	(3,538,407)
Share-based compensation	1,828,868
Changes in operating assets and liabilities:
Prepayments and other current assets	44,295	(50,009)
Accrued expenses and other current liabilities	2,898,317
NET CASH PROVIDED BY OPERATING ACTIVITIES	2,164,343	(50,123)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from private placement offering		2,000,000
Proceeds from IPO, net of offering costs of US$7,095,758	43,273,702
NET CASH PROVIDED BY FINANCING ACTIVITIES	43,273,702	2,000,000
NET INCREASE IN CASH	45,438,045	1,949,877
CASH - beginning of year	1,949,877
CASH - end of year	47,387,922	1,949,877
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Offering costs	$ 7,095,758	$ 7,095,758	$ 7,095,758